Investments in Associates and Joint Ventures - Summary of Carrying Value (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Joint Ventures And Associates [Line Items]
Carrying value of investment, beginning balance	$ 289	$ 18,114
Reclassification		(17,553)
Additions	6,981
Share of net income (loss)	(293)	(509)
Disposition	(289)
Impairment	(5,479)
OCI FX and share of OCI loss	(2)	237
Carrying value of investment, ending balance	1,207	289
Cann Group
Disclosure Of Joint Ventures And Associates [Line Items]
Carrying value of investment, beginning balance	0	16,917
Reclassification		(16,968)
Additions
Share of net income (loss)	0	(226)
Disposition	0
Impairment	0
OCI FX and share of OCI loss	0	277
Carrying value of investment, ending balance	0	0
CTT Pharmaceutical Holdings
Disclosure Of Joint Ventures And Associates [Line Items]
Carrying value of investment, beginning balance	289	381
Reclassification		0
Additions	0
Share of net income (loss)	0	(52)
Disposition	(289)
Impairment	0
OCI FX and share of OCI loss	0	(40)
Carrying value of investment, ending balance	0	289
Choom
Disclosure Of Joint Ventures And Associates [Line Items]
Carrying value of investment, beginning balance	0	816
Reclassification		(585)
Additions	5,825
Share of net income (loss)	(344)	(231)
Disposition	0
Impairment	(5,479)	0
OCI FX and share of OCI loss	(2)	0
Carrying value of investment, ending balance	0	0
Venn Cannabis
Disclosure Of Joint Ventures And Associates [Line Items]
Carrying value of investment, beginning balance	0	0
Reclassification		0
Additions	1,156
Share of net income (loss)	51	0
Disposition	0
Impairment	0
OCI FX and share of OCI loss	0	0
Carrying value of investment, ending balance	$ 1,207	$ 0